FINANCIAL INSTRUMENTS - Derivative Instruments (Details) R$ in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2018 $ / shares	Dec. 31, 2020 BRL (R$) R$ / $	Jan. 31, 2021 R$ / $	Jan. 31, 2021 $ / $	Jan. 31, 2021 $ / $	Dec. 31, 2020 USD ($) R$ / $	Dec. 31, 2019 USD ($)	Nov. 06, 2019 BRL (R$) R$ / $	Nov. 06, 2019 USD ($) R$ / $
Disclosure of detailed information about financial instruments [line items]
Shares exposed to share price volatility	88.00%	726.00%
Hedging instrument, liabilities						$ 9.0	$ 1.8
Total derivatives not designated as hedges, assets						0.4	3.8
Shares exposed to share price volatility (in CAD per share) | $ / shares	$ 7.26
Currency risk
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities						9.0	1.8
DSU contracts | Other price risk
Disclosure of detailed information about financial instruments [line items]
Derivative Notional Amount, Nonmonetary						4.2
Total derivatives not designated as hedges, assets						$ 0.4	$ 3.8
Cash flow hedge | Currency risk | Currency Contract, Two
Disclosure of detailed information about financial instruments [line items]
Derivative average price risk, call | R$ / $		3.85				3.85
Derivative Notional Amount, Nonmonetary | R$		R$ 93.0
Hedging instrument, liabilities						$ (3.7)
Cash flow hedge | Currency risk | Forward Contract, One
Disclosure of detailed information about financial instruments [line items]
Average price (in USD per lb) | R$ / $								4.07	4.07
Cash flow hedge | Currency risk | Forward Contract, Three
Disclosure of detailed information about financial instruments [line items]
Average price (in USD per lb) | R$ / $		4.07				4.07
Derivative Notional Amount, Nonmonetary | R$		R$ 93.0
Hedging instrument, liabilities						$ (5.3)
Cash flow hedge | Currency risk | Forward contracts
Disclosure of detailed information about financial instruments [line items]
Average price (in USD per lb)			5.4925	1.2703	736.80
Derivative Notional Amount, Nonmonetary								R$ 93.0	$ 17.9
Cash flow hedge | Maximum | Currency risk | Currency Contracts
Disclosure of detailed information about financial instruments [line items]
Derivative average price risk option strike price, percentage		38.00%				38.00%
Cash flow hedge | Maximum | Currency risk | Forward contracts
Disclosure of detailed information about financial instruments [line items]
Derivative average price risk option strike price, percentage								38.00%	38.00%
Sale of put options | Zero-cost collar contracts | Currency risk | Currency Contract, Two
Disclosure of detailed information about financial instruments [line items]
Derivative average price risk, put | R$ / $		4.32				4.32
DSU contracts | Other price risk
Disclosure of detailed information about financial instruments [line items]
Total derivatives not designated as hedges, assets						$ 0.4